SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING STANDARDS (Details Narrative) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025
Accounting Policies [Abstract]
Net loss	$ 1,237,970	$ 798,085	$ 350,599 [1]	$ 3,220,606	$ 3,040,539	$ 3,820,078
Cash on hand	5,605,847		427,722	5,605,847		372,718
Sales and marketing expenses			$ 6,722			31,922
Federal depository insurance coverage limit						$ 250,000
Revenue, Remaining Performance Obligation, Amount	$ 9,000,000.0			$ 9,000,000.0

[1]	The Company was incepted May 3, 2024 and therefore the prior period information may not be comparable